Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating activities:
Net loss for the year	$ (49,220,901)	$ (9,128,642)	$ (43,842)
Changes in non-cash working capital items:
Stock-based compensation	18,543	1,058,222	2,397,261
Stock issued for services	121,899	251,776	89,711
Depletion	139,550	1,300,417	5,119,174
Depreciation	64,789	87,408	175,764
Accretion of asset retirement obligation	269,386	269,114	219,536
Accretion and accrued interest expense	2,530,076	1,240,840	1,393,604
Interest income	(18,081)	(2,190)	(19,179)
Change in fair value of derivative liability			(4,827)
Unrealized foreign exchange (gain) loss	2,884,089	1,182,535	4,313,483
(Gain) loss on debt modification and settlement for shares	(577,725)	264,050	8,500
Loss on issuance of shares		5,052	17,342
Loss (gain) on sale of oil and gas properties and equipment	(74,331)	466,092	(19,535)
Loss on impairment of O&G assets	54,498,394	9,892,000
Loss on sale and revaluation of assets held for sale	328,631	132,737	1,556,787
Loss on write-off of notes and other receivables	101,303	15,439
Gain on net monetary position	(12,791,869)	(18,431,488)	(18,984,099)
Gain on modification and termination of lease	(32,646)	(46,602)	(31,864)
Deferred tax (recovery) expense	(3,492,668)	2,447,053	1,860,326
Changes in non-cash working capital items:
Amounts receivable	404,922	(29,304)	1,448,844
Prepaid expenses and deposits	186,656	273,363	(677,165)
Accounts payable and accrued liabilities	5,904,064	3,056,991	(346,398)
Net cash provided by (used in) operating activities	1,244,081	(5,695,137)	(1,526,577)
Investing activities:
Property and equipment expenditures	(12,676)	(15,309)	(60,176)
Oil and gas properties expenditures	(721,672)	(2,127,765)	(56,381,768)
Disposal of equipment and assets held for sale	21,249	1,250,578
Advances from JV Partners	379,450	1,348,810	29,623,835
Prepaid expenses and deposits	(191,408)	(372,060)	178,536
Accounts payable and accrued liabilities	(265,578)	692,881	7,856,541
Net cash (used in) provided by investing activities	(790,635)	777,135	(18,783,032)
Financing activities:
Proceeds from stock subscriptions received, net		1,698,997	7,417,630
Proceeds from exercise of options			542,864
Proceeds from exercise of warrants		2,217	2,215
Proceeds from loans payable	1,324,566	2,402,751	4,988,296
Repayments of loans payable	(1,858,092)	(357,605)	(2,719,721)
Repayment of notes receivable			80,991
Proceeds from convertible debt			10,359,398
Lease payments	(14,449)	(22,921)	(85,271)
Net cash (used in) provided by financing activities	(547,975)	3,723,439	20,586,402
Effect of exchange rate changes on cash and cash equivalents	(74,366)	605,326	(14,409)
Net (decrease) increase in cash and cash equivalents	(168,895)	(589,237)	262,384
Cash and cash equivalents, beginning of year	599,208	1,188,445	926,061
Cash and cash equivalents, end of year	430,313	599,208	1,188,445
Supplemental information:
Interest paid on credit facilities	280,959	1,371,215	795,451
Interest paid on convertible debt		1,312,073
Non-cash investing and financing activities:
Stock issued for debt settlement	400,767	1,470,079	212,402
Stock issued for convertible debenture interest	754,335
Right-of-use asset additions			$ 236,201